Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
September 30, 2025
VIPIFF2035-NPRT3-1125
1.9909102.102
Bond Funds - 29.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	141,106	1,324,984
Fidelity International Bond Index Fund (a)	10,564	99,198
Fidelity Long-Term Treasury Bond Index Fund (a)	282,412	2,660,317
VIP High Income Portfolio - Investor Class (a)	78,859	399,815
VIP Investment Grade Bond II Portfolio - Investor Class (a)	542,433	5,304,995
TOTAL BOND FUNDS (Cost $9,564,449)		9,789,309

Domestic Equity Funds - 37.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	33,467	2,197,792
VIP Equity Income Portfolio - Investor Class (a)	59,549	1,781,122
VIP Growth & Income Portfolio - Investor Class (a)	69,608	2,448,806
VIP Growth Portfolio - Investor Class (a)	33,754	3,644,785
VIP Mid Cap Portfolio - Investor Class (a)	14,730	560,781
VIP Value Portfolio - Investor Class (a)	63,886	1,242,579
VIP Value Strategies Portfolio - Investor Class (a)	39,628	615,816
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,049,131)		12,491,681

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	210,983	3,213,277
VIP Overseas Portfolio - Investor Class (a)	238,328	7,178,446
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,722,148)		10,391,723

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $497,381)	3.95	497,381	497,381

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,833,109)	33,170,094
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	33,170,094

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	876,220	732,675	337,645	12,525	(3,232)	56,966	1,324,984	141,106
Fidelity International Bond Index Fund	626,862	163,056	692,720	2,258	4,843	(2,843)	99,198	10,564
Fidelity Long-Term Treasury Bond Index Fund	1,669,104	1,306,309	386,350	62,468	(3,118)	74,372	2,660,317	282,412
VIP Contrafund Portfolio - Investor Class	1,462,699	879,581	425,930	46,735	(4,085)	285,527	2,197,792	33,467
VIP Emerging Markets Portfolio - Investor Class	2,393,575	1,323,711	1,320,677	-	18,791	797,877	3,213,277	210,983
VIP Equity Income Portfolio - Investor Class	1,193,549	665,764	274,928	9,225	898	195,839	1,781,122	59,549
VIP Government Money Market Portfolio - Investor Class	-	754,610	257,229	8,850	-	-	497,381	497,381
VIP Growth & Income Portfolio - Investor Class	1,637,561	889,470	398,803	16,717	3,679	316,899	2,448,806	69,608
VIP Growth Portfolio - Investor Class	2,424,110	1,435,439	641,633	29,570	(18,585)	445,454	3,644,785	33,754
VIP High Income Portfolio - Investor Class	259,154	159,883	47,042	578	228	27,592	399,815	78,859
VIP Investment Grade Bond II Portfolio - Investor Class	2,591,026	3,028,270	563,111	675	(97)	248,907	5,304,995	542,433
VIP Mid Cap Portfolio - Investor Class	375,767	240,462	80,363	17,371	(2,439)	27,354	560,781	14,730
VIP Overseas Portfolio - Investor Class	4,576,582	2,910,631	1,318,082	53,300	1,310	1,008,005	7,178,446	238,328
VIP Value Portfolio - Investor Class	838,707	508,462	155,369	32,912	(1,278)	52,057	1,242,579	63,886
VIP Value Strategies Portfolio - Investor Class	416,882	253,849	77,281	7,881	(1,211)	23,577	615,816	39,628
	21,341,798	15,252,172	6,977,163	301,065	(4,296)	3,557,583	33,170,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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